FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of financial assets [line items]
Trade and other receivables	$ 21,677	$ 20,911
Other financial assets	60,222	40,565
Derivative financial instruments	8,177	77,474
Non-current financial assets	90,076	138,950
Other financial assets	1,810	1,140
Cash and cash equivalents	$ 141,762	$ 194,035	$ 184,020	$ 211,440	$ 211,440